Accounts Receivable	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts Receivable

3. Accounts Receivable:

The accounts receivable as at December 31, 2022, is summarized as follows:

	2022	2021
Accounts receivable	$7,453,523	$6,684,469

Provision for doubtful accounts	(53,241)	(56,605)

Net accounts receivable	$7,400,282	$6,627,864

The Company had bank accounts with the National Bank of Anguilla. During the year ended December 31, 2016, the National Bank of Anguilla filed for chapter 11 protection. The Company expensed the balance on account of $27,666 in fiscal 2016 as a doubtful debt. The Company has a doubtful debt provision of $25,575 (2021 - $28,939) for existing accounts receivable.